Fair Value Of Financial Instruments (Assets Measured At Fair Value On A Recurring Basis And Utilized Significant Unobservable (Level 3) Inputs To Determine Fair Value) (Detail) (Level 3, USD $)
In Millions, unless otherwise specified
	12 Months Ended																																																							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Restricted Other Invested Assets Related to Securitization Entities		Dec. 31, 2010 Restricted Other Invested Assets Related to Securitization Entities		Dec. 31, 2011 Reinsurance recoverable		Dec. 31, 2010 Reinsurance recoverable		Dec. 31, 2011 Fixed maturity securities	Dec. 31, 2010 Fixed maturity securities		Dec. 31, 2011 Fixed maturity securities U.S. government, agencies and government-sponsored enterprises	Dec. 31, 2010 Fixed maturity securities U.S. government, agencies and government-sponsored enterprises		Dec. 31, 2011 Fixed maturity securities Government - non-U.S.	Dec. 31, 2010 Fixed maturity securities Government - non-U.S.		Dec. 31, 2011 Fixed maturity securities U.S. Corporate		Dec. 31, 2010 Fixed maturity securities U.S. Corporate		Dec. 31, 2011 Fixed maturity securities Corporate - non-U.S.		Dec. 31, 2010 Fixed maturity securities Corporate - non-U.S.		Dec. 31, 2011 Fixed maturity securities Residential Mortgage-Backed	Dec. 31, 2010 Fixed maturity securities Residential Mortgage-Backed		Dec. 31, 2011 Fixed maturity securities Commercial Mortgage-Backed	Dec. 31, 2010 Fixed maturity securities Commercial Mortgage-Backed		Dec. 31, 2011 Fixed maturity securities Other Asset-Backed		Dec. 31, 2010 Fixed maturity securities Other Asset-Backed		Dec. 31, 2010 Fixed maturity securities Tax-exempt		Dec. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities		Dec. 31, 2011 Other Invested Assets	Dec. 31, 2010 Other Invested Assets	Dec. 31, 2011 Other Invested Assets Trading Securities		Dec. 31, 2010 Other Invested Assets Trading Securities		Dec. 31, 2011 Other Invested Assets Derivative assets	Dec. 31, 2010 Other Invested Assets Derivative assets	Dec. 31, 2011 Other Invested Assets Derivative assets Interest rate swaps	Dec. 31, 2010 Other Invested Assets Derivative assets Interest rate swaps	Dec. 31, 2011 Other Invested Assets Derivative assets Credit default swaps	Dec. 31, 2009 Other Invested Assets Derivative assets Credit default swaps	Dec. 31, 2011 Other Invested Assets Derivative assets Equity index options	Dec. 31, 2010 Other Invested Assets Derivative assets Equity index options	Dec. 31, 2011 Other Invested Assets Derivative assets Other foreign currency contracts	Dec. 31, 2010 Other Invested Assets Derivative assets Other foreign currency contracts	Dec. 31, 2010 Other Invested Assets Derivative assets Interest rate swaptions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 2,567	$ 8,319		$ 171	[1],[2]			$ (5)	[3]	$ (5)	[3]	$ 1,941	$ 8,060		$ 11	$ 16		$ 1	$ 7		$ 1,100	[4],[5]	$ 1,073	[4]	$ 368	[4],[5]	$ 504	[4]	$ 143	$ 1,481		$ 50	$ 3,558		$ 268	[6]	$ 1,419	[6]	$ 2		$ 87	$ 9		$ 373	$ 255	$ 329	[6]	$ 145	[6]	$ 44	$ 110	$ 5	$ 3	$ 6	$ 6	$ 33	$ 39		$ 8	$ 54
Total realized and unrealized gains (losses), Included in net income (loss)	(13)	(79)		5	[1]	(3)	[2]	18	[3]	(3)	[3]	(37)	(28)								(8)	[5]	21	[4]	(26)	[5]	(20)	[4]	(1)			(2)	(5)				(24)	[6]			1	11			(56)	(1)		12	[6]	1	(68)	1	2	(6)		7	(73)	(1)	(8)	11
Total realized and unrealized gains (losses), Included in OCI	75	121										74	121						2		72	[5]	33	[4]	11	[5]	15	[4]	(11)	8		2	24				39	[6]			1
Purchases	310											227									113	[5]			103	[5]			3						8						24			59		5				54						44		10
Purchases, sales, issuances and settlements, net		(12)								3	[3]		17			(2)											22	[4]		86			(79)				(10)	[6]				7			(39)			(41)	[6]		2						67			(65)
Sales	(174)											(120)									(25)	[5]			(71)	[5]			(15)			(1)			(8)						(13)			(41)		(41)
Issuances	3							3	[3]
Settlements	(278)											(202)									(105)	[5]			(13)	[5]			(30)			(11)			(43)						(2)			(74)		(28)				(46)		(1)				(45)
Transfer into Level 3	3,011	2,107				174	[2]					3,011	1,600		24	17		9	16		1,790	[5]	870	[4]	1,132	[5]	489	[4]	9	79		1	21		46		108	[6]				120			213			213	[6]
Transfer out of Level 3	(671)	(7,889)	[7]									(671)	(7,829)	[7]	(22)	(20)	[7]		(24)	[7]	(426)	[5]	(897)	[4],[7]	(220)	[5]	(642)	[4],[7]	(3)	(1,511)	[7]		(3,469)	[7]			(1,264)	[6],[7]	(2)	[7]		(60)	[7]
Ending balance	4,830	2,567		176	[1]	171	[1],[2]	16	[3]	(5)	[3]	4,223	1,941		13	11		10	1		2,511	[5]	1,100	[4],[5]	1,284	[5]	368	[4],[5]	95	143		39	50		271		268	[6]			98	87		317	373	264		329	[6]	53	44	5	5		6	39	33	9
Total gains (losses) included in net income (loss) attributable to assets still held	$ (14)	$ (95)		$ 5	[1]	$ (6)	[2]	$ 18	[3]	$ (3)	[3]	$ (37)	$ (30)								$ (8)	[5]	$ 16	[4]	$ (26)	[5]	$ (22)	[4]	$ (1)			$ (2)					$ (24)	[6]							$ (56)	$ (1)		$ 12	[6]	$ 1	$ (68)	$ 1	$ 2	$ (6)		$ 7	$ (73)	$ (1)	$ (8)	$ 11

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.
[3]	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
[4]	The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate-non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
[5]	The majority of the transfers into Level 3 during the fourth quarter of 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to the fourth quarter of 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
[6]	Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
[7]	During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.